Subsequent events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 05, 2013 American Depository Shares [Member]	Apr. 02, 2014 Subsequent Event [Member] American Depository Shares [Member]	Apr. 02, 2014 Subsequent Event [Member] American Depository Shares [Member] Selling Shareholders [Member]	Apr. 01, 2014 Subsequent Event [Member] American Depository Shares [Member] Underwriters [Member]	Feb. 27, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Feb. 27, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Options granted	3,833,000	1,312,500	3,808,339					138,200
Shares granted									59,400
Vesting period								4 years	4 years
Vesting terms								Under the February 2014 grant, all options and restricted share units were to be vested over four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 36 equal monthly installments.	Under the February 2014 grant, all options and restricted share units were to be vested over four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 36 equal monthly installments.
Shares issued				12,650,000	2,000,000	4,000,000	900,000
Shares issued, price per share					$ 38.00
Proceeds from shares issued					$ 71,600